John Hancock Variable Insurance Trust

Supplement dated May 15, 2013

to the Prospectus dated April 29, 2013

Fundamental Holdings Trust	Lifecycle 2045 Trust
Global Diversification trust	Lifecycle 2050 Trust
Core Fundamental Holdings Trust	Lifestyle Aggressive Trust
Core Global Diversification Trust	Lifestyle Balanced Trust
Core Strategy Trust	Lifestyle Balanced PS Series
Lifecycle 2010 Trust	Lifestyle Conservative Trust
Lifecycle 2015 Trust	Lifestyle Conservative PS Series
Lifecycle 2020 Trust	Lifestyle Growth Trust
Lifecycle 2025 Trust	Lifestyle Growth PS Series
Lifecycle 2030 Trust	Lifestyle Moderate Trust
Lifecycle 2035 Trust	Lifestyle Moderate PS Series
Lifecycle 2040 Trust

Steve Orlich no longer serves as a portfolio manager to the funds listed in the table above and has been replaced by Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA as portfolio managers to these funds. Bob Boyda and Steve Medina will continue as portfolio managers of the funds listed in the table above.

Marcelle Daher, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); joined Manulife Asset Management (US) LLC in 2013; Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011).

Scott McIntosh. Managing Director and Head of Quantitative Research, Portfolio Solutions Group (PSG); joined Manulife Asset Management (North America) Limited in 2013; Assistant Vice President of Investment Management Services, Manulife Financial (2011-2012).

Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); joined Manulife Asset Management (US) LLC in 2013; Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011).

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

  John Hancock Variable Insurance Trust

Supplement dated May 15, 2013

to the Statement of Additional Information dated April 29, 2013

Fundamental Holdings Trust	Lifecycle 2045 Trust
Global Diversification trust	Lifecycle 2050 Trust
Core Fundamental Holdings Trust	Lifestyle Aggressive Trust
Core Global Diversification Trust	Lifestyle Balanced Trust
Core Strategy Trust	Lifestyle Balanced PS Series
Lifecycle 2010 Trust	Lifestyle Conservative Trust
Lifecycle 2015 Trust	Lifestyle Conservative PS Series
Lifecycle 2020 Trust	Lifestyle Growth Trust
Lifecycle 2025 Trust	Lifestyle Growth PS Series
Lifecycle 2030 Trust	Lifestyle Moderate Trust
Lifecycle 2035 Trust	Lifestyle Moderate PS Series
Lifecycle 2040 Trust

Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Funds. Steve Orlich no longer serves as a portfolio manager of the funds listed in the table above. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team are removed from the Statement of Additional Information. Bob Boyda and Steve Medina will continue as portfolio managers of the Funds.

The following amends the information presented under the section, “APPENDIX III - PORTFOLIO MANAGER INFORMATION – relating to the portfolio managers of the above listed funds:

The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of May 15, 2013:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets (in millions)	Pooled Investment Vehicle Accounts (Worldwide)	Assets (in millions)	Other Accounts	Assets (in millions)
Marcelle Daher, CFA	None	None	None	None	None	None
Scott McIntosh	None	None	None	None	None	None
Nathan Thooft, CFA	None	None	None	None	None	None

There are no accounts that pay fees based upon performance.

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of May 15, 2013.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.